9. EARNINGS PER SHARE (Details Narrative)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Dilutive securities
Potentially dilutive weighted-average shares from convertible securities not considered in calculation of diluted shares	427,000	214,000